Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 129,493	$ 87,436
Accrued liabilities:
Payroll	73,682	58,550
Other	71,314	63,639
Accounts payable and accrued liabilities	$ 274,489	$ 209,625